UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10541

                   Oppenheimer Tremont Opportunity Fund, LLC
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
STATEMENT OF INVESTMENTS  JUNE 30, 2005           (Unaudited)

                                                     % OF                                   % OF
                                                  INVESTMENT                    FAIR       MEMBERS'                 ACQUISITION
                                                   FUND HELD       COST         VALUE      CAPITAL    LIQUIDITY 1      DATE 2
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
INVESTMENTS IN INVESTMENT FUNDS
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CONVERTIBLE ARBITRAGE
Advent Convertible Arbitrage Fund, L.P.                   1.5%  $ 2,375,000   $2,389,042       3.0%   Quarterly       04/03-06/04

EQUITY MARKET NEUTRAL
Temujin Fund, L.P.                                        6.0     2,000,000    2,045,970       2.6    Semi-Annually   03/05-05/05

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EVENT DRIVEN
JANA Partners Qualified, L.P.                             0.8     4,700,000    5,876,575       7.3    Quarterly          06/04
Stanfield Credit Opportunities, L.P.                      3.6     5,000,000    5,058,756       6.3    Quarterly          12/04
Third Point Partners Qualified, L.P.                      3.0     4,000,000    4,307,339       5.4    Quarterly          01/05
Blue Mountain Credit Alternatives Fund, L.P.              1.2     4,000,000    3,764,222       4.7    Monthly         07/04-09/04
Bear Stearns High-Grade Structured Credit
  Strategies, L.P.                                        0.9     3,500,000    3,608,723       4.5    Annually        11/04-04/05
Avenue Event Driven, L.P.                                 3.2     2,474,072    2,473,424       3.1    Quarterly          02/05
                                                                -----------------------------------
TOTAL EVENT DRIVEN                                               23,674,072   25,089,039      31.3

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FIXED INCOME ARBITRAGE
Julius Baer Diversified Fixed Income
  Hedge Fund                                              4.4     4,000,000    4,017,975       5.0    Quarterly          03/05
Endeavour Fund I LLC                                      1.1     2,474,606    3,263,311       4.1    Quarterly       06/03-08/03
Oak Hill CCF Partners, L.P.                               0.8     2,370,000    2,859,136       3.5    Monthly         01/02-12/03
                                                                -----------------------------------
TOTAL FIXED INCOME ARBITRAGE                                      8,844,606   10,140,422      12.6

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GLOBAL MACRO
Vega Global Fund Limited                                  0.5     2,129,360    2,631,350       3.3    Monthly         01/02-02/03

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LONG/SHORT EQUITY
Whitney New Japan Partners, L.P.                          4.6     3,495,000    5,707,336       7.1    Quarterly       01/02-08/03
Hunter Global Investors Fund I, L.P.                      1.4     2,275,000    3,491,542       4.3    Quarterly       05/03-10/03
Highline Capital Partners (QP), L.P.                      2.7     2,600,000    3,347,814       4.1    Quarterly       11/03-12/03
Hayground Cove Institutional Partners, L.P.               6.7     4,500,000    4,664,250       5.8    Quarterly          01/05
North Sound Legacy Institutional Fund LLC                 0.5     4,000,000    4,145,300       5.2    Quarterly          07/04
Rx Healthcare Partners II, L.P.                           1.5     3,000,000    3,178,874       4.0    Quarterly       02/04-10/04
Standard Global Equity Parners SA, L.P.                   0.8     2,500,000    2,769,801       3.5    Annually           01/04
                                                                -----------------------------------
TOTAL LONG/SHORT EQUITY                                          22,370,000   27,304,917      34.0

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MANAGED FUTURES
Blenheim Fund L.P.                                        0.6     2,000,000    1,980,387       2.5    Monthly            12/04
Graham Global Investment Fund Ltd.                        0.1     2,000,000    1,682,830       2.1    Monthly         12/04-1/05
                                                                -----------------------------------
TOTAL MANAGED FUTURES                                             4,000,000    3,663,217       4.6

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MULTI-STRATEGY
Stark Investments, L.P.                                   0.3     4,500,000    4,962,936       6.2    Annually        01/04-02/04
RAB Special Situations, L.P.                              0.2     1,250,000    1,086,304       1.3    Quaterly           05/05
                                                                -----------------------------------
                                                                  5,750,000    6,049,240       7.5

                                                                 71,143,038   79,313,197      98.9

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SHORT-TERM INVESTMENT
BlackRock Liquidity Funds -
     Institutional - TempCash (447,175 shares)                      447,175      447,175       0.6
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TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
  SHORT-TERM INVESTMENT                                         $71,590,213   79,760,372      99.5
                                                                ===========
OTHER ASSETS IN EXCESS OF LIABILITIES                                            376,681       0.5
                                                                             ----------------------
MEMBERS' CAPITAL                                                             $80,137,053     100.0%
                                                                             ======================

Detailed information about the Investment Funds'portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

Notes to Quarterly Statement of Investments

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Advisor will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to the Board's supervision. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.


INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2005, the Fund did not have any capital invested in Investment Funds with lock-up provisions extending one year or more from June 30, 2005.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Opportunity Fund, LLC

By:   /s/John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005